INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2026
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2026	06/30/2025	06/30/2024
Sale of goods and services	235,222,435	272,815,369	399,164,092
Royalties	933,157	1,414,864	986,602
Right of use licenses	1,679,733	13,430,824	20,287,845
	237,835,325	287,661,057	420,438,539

Schedule of cost of sales

Item	06/30/2026	06/30/2025	06/30/2024
Inventories as of the beginning of the year	82,999,205	110,913,884	111,990,145
Subject to foreclosure (Note 6)	(12,742,121)	—	—
Deconsolidation of subsidiary (Note 13)	(4,392,180)	—	—
Business combination	—	—	4,031,412
Purchases of the year	107,152,833	149,950,181	249,648,267
Production costs (1)	23,541,266	25,177,920	24,672,636
Foreign currency translation	3,011,958	382,092	(1,206,764)
Subtotal	199,570,961	286,424,077	389,135,696
Inventories as of the end of the year (2)	(44,475,525)	(82,999,205)	(110,913,884)
Cost of sales (3)	155,095,436	203,424,872	278,221,812
(1)	For the years ended June 30, 2026, 2025 and 2024, production costs amounting to $2,966,222, $4,999,315 and $4,935,589, respectively, were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)	Net of agricultural products.
(3)	For the year ended June 30, 2025, and 2024, cost of sales amounting to $19,039,880 and $15,186,193, respectively, were reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2026	06/30/2025	06/30/2024
Amortization of intangible assets	4,621,754	4,204,390	3,206,969
Analysis and storage	—	—	5,302
Commissions and royalties	—	14,179	—
Depreciation of property, plant and equipment	786,906	680,427	511,525
Freight and haulage	3,028	2,025	15,295
Employee benefits and social securities	1,185,045	2,204,371	1,941,035
Maintenance	31,056	98,286	153,737
Energy and fuel	6,557	5,576	8,101
Supplies and materials	2,295,914	1,704,919	1,512,037
Mobility and travel	36,394	99,212	135,249
Share-based incentives	—	80,229	308,797
Professional fees and outsourced services	2,041,450	167,136	282,701
Professional fees related parties	—	90,533	256,877
Office supplies	3,615	14,709	14,144
Information technology expenses	6,051	22,066	8,675
Insurance	11,122	12,234	11,776
Depreciation of leased assets	—	54,505	—
Miscellaneous	4,549	801	312
Total	11,033,441	9,455,598	8,372,532

	06/30/2026	06/30/2025	06/30/2024
R&D capitalized (Note 7.8)	3,401,738	8,614,448	11,855,766
R&D profit and loss	11,033,441	9,455,598	8,372,532
Total	14,435,179	18,070,046	20,228,298

Schedule of expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2026
Amortization of intangible assets	114,641	1,806,946	1,921,587
Commissions and royalties	887,127	1,152,941	2,040,068
Import and export expenses	—	227,443	227,443
Depreciation of property, plant and equipment	2,748,570	2,373,387	5,121,957
Depreciation of leased assets	2,332,382	1,001,732	3,334,114
Impairment of receivables	—	5,630,839	5,630,839
Freight and haulage	463,940	5,147,142	5,611,082
Employee benefits and social securities	6,928,182	24,406,269	31,334,451
Maintenance	1,609,089	1,578,642	3,187,731
Energy and fuel	820,316	94,385	914,701
Supplies and materials	253,061	604,901	857,962
Mobility and travel	56,951	1,707,341	1,764,292
Publicity and advertising	11	1,899,300	1,899,311
Contingencies	1,377,281	1,024,670	2,401,951
Share-based incentives	—	164,030	164,030
Professional fees and outsourced services	777,113	9,089,252	9,866,365
Office supplies and registrations fees	78,659	588,569	667,228
Insurance	135,305	2,065,019	2,200,324
Information technology expenses	13,494	2,089,244	2,102,738
Obsolescence	1,967,300	—	1,967,300
Taxes	8,152	8,383,931	8,392,083
Miscellaneous	3,470	191,903	195,373
Total	20,575,044	71,227,886	91,802,930

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2025
Amortization of intangible assets	351,240	1,557,873	1,909,113
Analysis and storage	—	14,744	14,744
Commissions and royalties	835,082	1,707,036	2,542,118
Import and export expenses	—	826,942	826,942
Depreciation of property, plant and equipment	1,699,712	2,344,139	4,043,851
Depreciation of leased assets	2,458,547	1,800,464	4,259,011
Impairment of receivables	—	7,032,818	7,032,818
Freight and haulage	1,002,788	9,736,765	10,739,553
Employee benefits and social securities	7,531,692	29,170,375	36,702,067
Maintenance	1,671,113	1,873,461	3,544,574
Energy and fuel	658,621	104,541	763,162
Supplies and materials	510,048	1,585,890	2,095,938
Mobility and travel	102,791	2,223,186	2,325,977
Publicity and advertising	—	3,913,059	3,913,059
Contingencies	84,567	251,206	335,773
Share-based incentives	286,472	3,335,650	3,622,122
Professional fees and outsourced services	1,079,379	8,159,169	9,238,548
Professional fees related parties	—	1,102	1,102
Office supplies and registrations fees	70,038	802,950	872,988
Insurance	163,455	2,247,992	2,411,447
Information technology expenses	37,521	2,540,271	2,577,792
Obsolescence	1,547,723	—	1,547,723
Taxes	61,929	12,262,383	12,324,312
Miscellaneous	25,887	209,329	235,216
Total	20,178,605	93,701,345	113,879,950

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2024
Amortization of intangible assets	239,545	1,532,204	1,771,749
Analysis and storage	598	160,133	160,731
Commissions and royalties	217,000	1,691,440	1,908,440
Import and export expenses	147,392	448,938	596,330
Depreciation of property, plant and equipment	1,848,833	2,121,188	3,970,021
Depreciation of leased assets	1,312,849	1,024,991	2,337,840
Impairment of receivables	—	753,428	753,428
Freight and haulage	926,040	11,449,561	12,375,601
Employee benefits and social securities	7,725,756	27,328,708	35,054,464
Maintenance	1,677,171	2,138,566	3,815,737
Energy and fuel	598,496	60,535	659,031
Supplies and materials	945,988	2,133,463	3,079,451
Mobility and travel	133,516	2,747,867	2,881,383
Publicity and advertising	233	4,406,708	4,406,941
Contingencies	66,682	300,444	367,126
Share-based incentives	1,001,274	11,477,051	12,478,325
Professional fees and outsourced services	1,852,115	7,084,075	8,936,190
Professional fees related parties	—	225,950	225,950
Office supplies and registrations fees	158,967	1,126,608	1,285,575
Insurance	182,822	1,410,327	1,593,149
Information technology expenses	14,705	3,007,280	3,021,985
Obsolescence	581,804	4,711	586,515
Taxes	101,407	14,120,585	14,221,992
Miscellaneous	3,854	220,152	224,006
Total	19,737,047	96,974,913	116,711,960

Schedule of other income or expenses, net

	06/30/2026	06/30/2025	06/30/2024
Net result from commercialization of agricultural products	(23,209)	(1,890,110)	(3,560,703)
Expenses recovery	609,191	6,808	336,815
Result of intangible asset sales (1)	—	7,751,311	—
Other contingencies (Note 7.16)	(3,499,866)	—	—
Gain from a bargain purchase	—	—	1,032,327
Loss from impairment of intangible assets (Note 7.8)	(15,584,021)	—	—
Loss from impairment of other receivables from joint ventures and associates (2)	(7,667,621)	—	—
Others	1,967,135	1,512,790	652,103
	(24,198,391)	7,380,799	(1,539,458)
(1)On March 28, 2025, we agree to transfer all rights, licenses, and materials containing or pertaining to the Soy ANF trait and pay $750,000 to a Arcadia Biosciences Inc in exchange for (i) RG and OX Wheat Patents and RS exclusive rights; (ii) the cancellation of all Royalty Payments, which included 25% of the Net Wheat Technology Licensing Revenues and 6% of the Net HB4 Soybean Revenues up to $10 million; and (iii) the release from any Performance Benchmark Obligations related to the RG, OX, and RS Varieties which amounted to $8.1 million. This transaction resulted in the accounting of a gain from the exchange of intangible assets amounting to $7.5 million.
(2)As of June 30, 2026, the Group had net receivables from Moolec Science SA, and Trigall Genectis S.A., of $9.6 million and $6.2 million, respectively. In accordance with IFRS 9, the Group recognized an expected credit loss allowance of $7.7 million based on management’s assessment of the recoverability of these receivables as of the reporting date. Subsequent to year-end, on October 20, 2026, at an extraordinary general meeting, Moolec’s shareholders approved, among other matters, the voluntary winding-up of Moolec Science SA. Management continues to monitor developments and will reassess the recoverability of these receivables as additional information becomes available.

Schedule of financial results

	06/30/2026	06/30/2025	06/30/2024
Financial costs
Interest expenses with the Parent (Note 17)	—	—	(45,852)
Interest expenses	(35,399,465)	(21,887,245)	(22,028,587)
Financial commissions	(4,523,759)	(3,191,262)	(2,735,269)
	(39,923,224)	(25,078,507)	(24,809,708)

Other financial results
Exchange differences generated by assets	(5,528,265)	(12,146,222)	(15,750,105)
Exchange differences generated by liabilities	2,912,529	5,157,370	19,507,281
Changes in fair value of financial assets or liabilities and other financial results	(3,597,166)	(16,587,194)	(10,487,174)
Prepayment premium fee (Note 7.13)	(6,119,022)	(4,870,021)	—
Net gain of inflation effect on monetary items	183,717	409,356	1,660,783
	(12,148,207)	(28,036,711)	(5,069,215)